(Loss)/Earnings Per Common Share (Tables)	6 Months Ended
Jun. 30, 2023
(Loss)/Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted (Loss)/Earnings per Share
The components of the calculation of basic and diluted (Loss)/Earnings per share for the six months ended June 30, 2022 and 2023 are as follows:

	Six months ended June 30,
	2022	2023
Net Income	8,605	5,774
Less: Dividends of Preferred shares	(7,322)	(3,485)
Less: Deemed dividend equivalents on Series F Shares related to redemption value	(14,400)	-
(Loss)/Earnings attributable to common shareholders, basic	(13,117)	2,289
Weighted average common shares outstanding, basic	2,132,179	17,793,072
(Loss)/Earnings per share, basic	(6.15)	0.13

(Loss)/Earnings attributable to common shareholders, basic	(13,117)	2,289
Add: Dividends of Convertible preferred shares	-	1,001
(Loss)/Earnings attributable to common shareholders, diluted	(13,117)	3,290

Effect of dilutive securities:
Series E Shares	-	15,286,364
Weighted average common shares outstanding, diluted	2,132,179	33,079,436
(Loss)/Earnings per share, diluted	(6.15)	0.10